Document and Enity Information	3 Months Ended
Mar. 31, 2012
Entity Registrant Name	FLAMEL TECHNOLOGIES SA
Entity Central Index Key	0001012477
Current Fiscal Year End Date	--12-31
Trading Symbol	flml
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	25,157,250
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2012
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2012